TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Disclosure of Trade receivables [Abstract]
TRADE RECEIVABLES

5.

TRADE RECEIVABLES

	December 31,
	2019	2020	2020
	CNY	CNY	US$

Trade receivables	3,956	—	—
Less: Provision for impairment	—	—	—
	3,956	—	—

A credit period of up to three months is granted to the customer. Trade receivables are non-interest-bearing.

An aging analysis of the trade receivables as of the end of the year, based on the invoice date and net of loss allowance, is as follows:

	December 31,
	2019	2020	2020
	CNY	CNY	US$

Within 3 months	3,956	—	—
	3,956	—	—

An impairment analysis is performed on trade receivables at each reporting date and expected credit losses are estimated by applying a loss rate approach with reference to the historical credit records of the Group’s customers. The loss rate is adjusted to reflect the current conditions and forecasts of future economic conditions, as appropriate. According to historical experience, all of the proceeds have been received before their due date, and therefore, and management considers that the probability of default was minimal as of December 31, 2020.